UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Hoplite Capital Management, LLC

Address: 810 Seventh Avenue, 34th Floor
         New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos          New York, New York        May 15, 2008
----------------------          ------------------     --------------------
     [Signature]                   [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total: $  1,165,517
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F   file Number                                    Name

1)     028-11651                            Hoplite Partners, L.P.
2)     028-11652                            Hoplite Offshore Fund, Ltd.


                                                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                                                              VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE SHARED  NONE

ADVANCE AUTO PARTS INC            COM           00751Y106    105,897   3,110,044   SH         SHARED      1,2       3,110,044
ALTRIA GROUP INC                  COM           02209S103     39,853   1,795,200   SH         SHARED      1,2       1,795,200
BERKSHIRE HATHAWAY INC DEL       CL A           084670108        267           2   SH         SHARED      1,2               2
CARNIVAL CORP                 PAIRED CTF        143658300     80,680   1,993,100   SH         SHARED      1,2       1,993,100
COUNTRYWIDE FINANCIAL CORP        COM           222372104      1,100     200,000        PUT   SHARED      1,2         200,000
CSX CORP                          COM           126408103     72,162   1,287,000   SH         SHARED      1,2       1,287,000
DST SYS INC DEL                   COM           233326107    104,787   1,593,967   SH         SHARED      1,2       1,593,967
EXELON CORP                       COM           30161N101     62,447     768,400   SH         SHARED      1,2         768,400
FIRST MARBLEHEAD CORP             COM           320771108     12,366   1,657,620   SH         SHARED      1,2       1,657,620
FOCUS MEDIA HLDG LTD         SPONSORED ADR      34415V109     13,687     389,400   SH         SHARED      1,2         389,400
GOOGLE INC                       CL A           38259P508     41,889      95,100   SH         SHARED      1,2          95,100
HOVNANIAN ENTERPRISES INC        CL A           442487203      5,263     496,508   SH         SHARED      1,2         496,508
LOEWS CORP                  CAROLNA GP STK      540424207     62,668     863,790   SH         SHARED      1,2         863,790
M/I HOMES INC                     COM           55305B101      9,351     550,690   SH         SHARED       2          550,690
MASTERCARD INC                   CL A           57636Q104    118,850     532,985   SH         SHARED      1,2         532,985
MBIA INC                          COM           55262C100      6,110     500,000        PUT   SHARED      1,2         500,000
NRG ENERGY INC                  COM NEW         629377508     32,514     833,900   SH         SHARED      1,2         833,900
NVR INC                           COM           62944T105     76,113     127,385   SH         SHARED      1,2         127,385
PRICELINE COM INC               COM NEW         741503403     54,000     446,800   SH         SHARED      1,2         446,800
RANGE RES CORP                    COM           75281A109     22,436     353,600   SH         SHARED      1,2         353,600
SBA COMMUNICATIONS CORP           COM           78388J106    105,225   3,527,502   SH         SHARED      1,2       3,527,502
SHERWIN WILLIAMS CO               COM           824348106     85,859   1,682,200   SH         SHARED      1,2       1,682,200
SOUTHWESTERN ENERGY CO            COM           845467109     36,567   1,085,400   SH         SHARED      1,2       1,085,400
WCI CMNTYS INC                    COM           92923C104      1,675     500,000        PUT   SHARED      1,2         500,000
XTO ENERGY INC                    COM           98385X106     13,751     222,300   SH         SHARED      1,2         222,300



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